SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of long lived assets, Advertising and promotion expenses, Research and development costs, Lease and Income taxes (Details) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of long-lived assets	$ 0	$ 0
Advertising and promotion expenses	0	3,534
Research and development costs	$ 64,767	$ 225,295
Operating lease term	1 year